GENERAL - Senior Secured Credit Facility (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Oct. 26, 2018 USD ($)
Line of Credit Facility [Line Items]
Stock Issued During Period, Value, New Issues		$ 2,070
Fortress [Member]
Line of Credit Facility [Line Items]
Initial warrants received by investor | shares	25,000
Additional warrants | shares	75,000
Stock Issued During Period, Shares, New Issues | shares	106,705
Stock Issued During Period, Value, New Issues	$ 200
Sale of Stock, Price Per Share | $ / shares	$ 1.87
Warrants and Rights Outstanding, Term	7 years
Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate to be paid per annum in cash or in kind	4.00%
Unused Fee (as a percent)	0.50%
Original issue discount (as a percent)	2.50%
Long-term Line of Credit	$ 14,687
Interest fee	$ 3
Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Term fee (as a percent)	2.25%
Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Term fee (as a percent)	4.50%
Credit Facility [Member] | EBITDA Leverage Ratio Greater Than or Equal to 2.50 Times [Member]
Line of Credit Facility [Line Items]
Interest Margin	8.00%
EBITDA Leverage Ratio	2.50
Credit Facility [Member] | EBITDA Leverage Ratio Less Tan 2.50x [Member]
Line of Credit Facility [Line Items]
Interest Margin	7.00%
EBITDA Leverage Ratio	2.50
Credit Facility [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount			$ 20,000
Current borrowing capacity			1,000
Gross draw down amount	$ 4,000
Incremental Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity			10,000
Initial Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity			$ 10,000